Debt, Cash and Cash Equivalents - Summary of Debt by Currency (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Debt By Currency [Line Items]
Debt net of cash and cash equivalents	€ 5,229	€ 8,206	€ 7,254
Value on Redemption Before Derivative Instruments [Member]
Disclosure Of Debt By Currency [Line Items]
Euro	4,763
US dollar	487
Indian rupee	(150)
Saudi riyal	102
Algerian dinar	138
Other currencies	(78)
Debt net of cash and cash equivalents	5,262
Value on Redemption After Derivative Instruments [Member]
Disclosure Of Debt By Currency [Line Items]
Euro	4,763	6,460	3,356
US dollar	487	2,565	4,221
Indian rupee	(150)
Saudi riyal	102
Algerian dinar	138
Other currencies	(78)	(779)	(311)
Debt net of cash and cash equivalents	€ 5,262	€ 8,246	€ 7,266